Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]
Current assets
Cash and cash equivalents	$ 246	$ 0	$ 252,648	$ 351,032	$ 419,292	[1]
Restricted cash and cash equivalents			393,276	227,652	92,519	[1]
Accounts receivable	114	161	19,669	40
Accounts receivable—affiliate	0	70
Advances to affiliate			14,082	14,737	4,987	[1]
LNG inventory			13,239	10,430	2,625	[1]
Prepaid expenses and other	64	0	7,478	5,997	7,128	[1]
Other Assets, Miscellaneous				5,957
Other—affiliate			2,568	3,280	6,572	[1]
Total current assets	424	231	702,960	613,128	533,123	[1]
Non-current restricted cash and cash equivalents			1,132,759	1,025,056	272,425	[1]
Property, plant and equipment, net			8,463,022	6,383,939	3,219,592	[1]
Debt issuance costs, net			251,101	313,944	220,949	[1]
Non-current derivative assets			32,161	98,123	0	[1]
Advances under long-term contracts				6,561	0	[1]
Other	818	122	91,139	76,032	19,698	[1]
Other Assets, Miscellaneous, Noncurrent				82,593
Total assets	1,242	353	10,673,142	8,516,783	4,265,787	[1]
Current liabilities
Accounts payable			10,401	10,146	73,760	[1]
Accrued liabilities	189	95	328,852	170,052	47,848	[1]
Accrued liabilities—affiliates	2	39	24,286	44,384	5,744
Due to affiliates			25,342	45,547	7,562	[1]
Deferred revenue			26,639	26,593	26,540	[1]
Other			17,103	13,549	126	[1]
Total current liabilities	191	134	408,337	265,887	155,836	[1]
Long-term debt, net			8,989,760	6,576,273	2,167,113	[1]
Deferred revenue			14,500	17,500	21,500	[1]
Non-current derivative liabilities				0	26,424	[1]
Other non-current liabilities			187	193	216	[1]
Other non-current liabilities—affiliate			34,047	17,186	14,720	[1]
Commitments and contingencies						[1]
Equity
Common shares: unlimited shares authorized, 231,700,000 shares issued and outstanding	664,931	664,931
Director voting share: 1 share authorized, issued and outstanding	0	0
Shareholders' capital		0
Additional paid-in-capital	(271,757)	(271,757)
Accumulated deficit	(392,123)	(392,955)
Creole Trail Pipeline Business equity				0	517,170	[1]
Common unitholders' interest			540,436	711,771	448,412	[1]
Class B unitholders' interest			(38,216)	(38,216)	(37,342)	[1]
Subordinated unitholders' equity			697,245	931,074	949,482	[1]
General partner's interest			26,846	35,115	29,496	[1]
Accumulated other comprehensive loss				0	(27,240)	[1]
Total shareholders' equity	1,051	219
Total partners' equity			1,226,311	1,639,744	1,879,978	[1]
Total liabilities and equity	$ 1,242	$ 353	$ 10,673,142	$ 8,516,783	$ 4,265,787	[1]

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.